Employee Retirement and Severance Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefits Disclosure [Line Items]
Multiemployer pension plan contribution	¥ 3,864	¥ 2,815
Multiemployer pension plans,collective bargaining agreements, percentage of participants		102.00%
Defined contribution pension plans	17,277	¥ 15,077	¥ 14,383
Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of plan assets	779	1,600
Foreign Plans
Employee Benefits Disclosure [Line Items]
(Gain) loss on curtailments and settlements		(9,370)	146
Fair Value of plan assets	217,870	221,421	360,527
Expected contribution in defined benefit pension plan for the year ending December 31, 2016	¥ 8,706
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	35.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	35.00%
Foreign Plans | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Fair Value of plan assets	¥ 6,190	7,049
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	30.00%
Japanese Plans
Employee Benefits Disclosure [Line Items]
Fair Value of plan assets	¥ 626,575	622,121	¥ 581,996
Expected contribution in defined benefit pension plan for the year ending December 31, 2016	¥ 12,015
Japanese Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	20.00%
Japanese Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	55.00%
Japanese Plans | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	25.00%
Fair Value of plan assets	¥ 125,759	123,575
Japanese Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of plan assets	¥ 779	¥ 1,600